Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000248869
Shareholder Report [Line Items]
Fund Name	Strategas Macro Momentum ETF
Class Name	Strategas Macro Momentum ETF
Trading Symbol	SAMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from April 3, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samm
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$51	0.65%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Strategas Macro Momentum ETF - $10928	S&P 500 Index (NR) (USD) - $11366
Apr/24	$10000	$10000
Dec/24	$10928	$11366

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Strategas Macro Momentum ETF	9.28%
S&P 500 Index (NR) (USD)	13.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the period?

For the year ending December 31, 2024, the Strategas Macro Momentum ETF (SAMM) returned +9.28% since its inception on April 3, 2024, while its benchmark, the S&P 500 Index, returned +13.66% over that same period. As of the same ending period, SAMM gained 9.8% over the previous six months, while the S&P 500 Index, gained 8.2%, an outperformance by SAMM of 160bp. Continued sector overweights in Financials and Industrials were net positives to SAMM’s overall performance. Importantly, remaining underweight in both Energy and Health Care also positively contributed to performance in the back half of 2024.

AssetsNet	$ 15,736,680
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,736,680	35	$-	122%

Holdings [Text Block]

Asset Weightings as of December 31, 2024Footnote Reference*

Value	Value
Exchange Traded Fund	1.3%
Registered Investment Company	2.6%
Real Estate	4.2%
Communication Services	5.9%
Health Care	6.4%
Energy	6.9%
Materials	7.5%
Industrials	14.4%
Information Technology	15.1%
Financials	15.9%
Consumer Discretionary	16.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of December 31, 2024

Holding Name	Percentage of Total Net Assets
CRH	5.2%
Morgan Stanley	4.5%
Goldman Sachs Group	4.5%
Intuitive Surgical	4.3%
Parker-Hannifin	3.8%
PNC Financial Services Group	3.7%
Trade Desk, Cl A	3.5%
Carnival	3.5%
Cummins	3.5%
Oracle	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samm
C000233882
Shareholder Report [Line Items]
Fund Name	Strategas Macro Thematic Opportunities ETF
Class Name	Strategas Macro Thematic Opportunities ETF
Trading Symbol	SAMT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/samt
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Strategas Macro Thematic Opportunities ETF - $12075	S&P 500 Index (NR) (USD) - $13772
Jan/22	$10000	$10000
Dec/22	$9300	$8802
Dec/23	$9435	$11062
Dec/24	$12075	$13772

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Strategas Macro Thematic Opportunities ETF	27.99%	6.63%
S&P 500 Index (NR) (USD)	24.50%	11.51%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

For the year ending December 31, 2024, the Strategas Macro Thematic Opportunities ETF (SAMT) returned +27.99% while its benchmark, the S&P 500 Index, returned +24.50%, an outperformance by SAMT of 349bp. As of the same ending period, SAMT gained 12.9% over the previous six months, while the S&P 500 Index, gained 8.2%, an outperformance by SAMT of 470bp. 2024 was a broadly consistent year thematically which allowed the Fund to achieve alpha relative the benchmark through thematic momentum and security selection within those themes. Market volatility in the period was largely attributable to the U.S. presidential election and the outlook for U.S. monetary policy. In the latter half of 2024, the market experienced narrowing leadership, with specific sectors driving performance. Strategas' thematic approach, focusing on macroeconomic trends, allowed the Fund to navigate this environment effectively. The Fund remained invested in four themes during the period: “Cash Flow Aristocrats,” “Artificial Intelligence” (A.I.), the “Industrial Power Renaissance” and, “De-Globalization.” The Fund’s strongest performing holdings for the period came from its A.I., Power, and Cash Flow themes

AssetsNet	$ 85,033,935
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 463,805
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,033,935	36	$463,805	91%

Holdings [Text Block]

Sector Weightings as of December 31, 2024Footnote Reference*

Value	Value
Materials	0.8%
Consumer Discretionary	3.3%
Communication Services	4.2%
Registered Investment Company	4.6%
Health Care	6.5%
Energy	7.5%
Financials	8.0%
Utilities	10.0%
Information Technology	12.4%
Consumer Staples	14.7%
Industrials	24.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of December 31, 2024

Holding Name	Percentage of Total Net Assets
Rocket Lab USA	5.6%
Palantir Technologies, Cl A	5.2%
Sprott Physical Gold Trust	4.6%
Costco Wholesale	4.6%
Entergy	3.6%
Murphy USA	3.3%
Walmart	3.3%
Quanta Services	3.3%
Cencora	3.2%
Intuitive Surgical	3.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/samt
C000233881
Shareholder Report [Line Items]
Fund Name	Strategas Global Policy Opportunities ETF
Class Name	Strategas Global Policy Opportunities ETF
Trading Symbol	SAGP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(855) 273-7227
Additional Information Website	https://strategasetfs.com/sagp
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Strategas Global Policy Opportunities ETF - $11841	MSCI ACWI Index (Net) (USD) - $12505
Jan/22	$10000	$10000
Dec/22	$9460	$8710
Dec/23	$10560	$10643
Dec/24	$11841	$12505

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Strategas Global Policy Opportunities ETF	12.13%	5.92%
MSCI ACWI Index (Net) (USD)	17.49%	7.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

For the year ending December 31, 2024, the Strategas Global Policy Opportunities ETF (SAGP) returned +12.13% while its benchmark, the MSCI ACWI Index, returned +17.49%, over the same time frame. As of the same ending period, SAGP gained 7.2% over the previous six months, while the MSCI ACWI, gained 5.6%, an outperformance by SAGP of 160bp. SAGP’s small and mid-capitalization stocks, which make up 10 percent of the Fund with the remaining large cap, benefited during the period, as stocks tied to de-regulation, such as immigration enforcement and for-profit education stocks, benefited from a Trump victory in the 2024 election. Offsetting these SMID-cap gains during the period was the international component to the portfolio. Trump’s trade policies are viewed as dollar positive which has a negative feedback loop through non-US stock markets. In the US large cap sleeve, Trump’s policies to end the War in Ukraine and Middle East weighed on defense stocks. Moreover, the potential for health care cuts to pay for an extension of the Tax Cuts and Jobs Act (TCJA) priced into these stocks in the post-election period.

AssetsNet	$ 36,243,201
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 239,046
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$36,243,201	100	$239,046	68%

Holdings [Text Block]

Country Weightings as of December 31, 2024Footnote Reference*

Value	Value
Other Countries	3.1%
Norway	1.6%
Israel	1.8%
India	1.8%
Netherlands	1.9%
Japan	3.1%
Canada	3.2%
Sweden	3.2%
Germany	3.3%
Switzerland	3.4%
Denmark	4.7%
United Kingdom	10.0%
United States	58.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings as of December 31, 2024

Holding Name	Percentage of Total Net Assets
VeriSign	2.3%
Palantir Technologies, Cl A	2.2%
Fox	2.2%
Gilead Sciences	2.0%
Match Group	2.0%
Huntington Ingalls Industries	2.0%
Yum! Brands	2.0%
Northrop Grumman	2.0%
Incyte	2.0%
General Dynamics	2.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	(855) 273-7227
Updated Prospectus Web Address	https://strategasetfs.com/sagp